Tax (Tables)	6 Months Ended
Jun. 30, 2021
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2021	2020
	£m	£m
Profit/(loss) before tax	2,505	(770)
Expected tax (charge)/credit	(476)	146
Losses and temporary differences in period where no deferred tax assets recognised	(6)	(38)
Foreign profits taxed at other rates	4	(24)
Items not allowed for tax:
- losses on disposals and write-downs	(3)	(14)
- UK bank levy	(11)	(15)
- regulatory and legal actions	3	20
- other disallowable items	(10)	(23)
Non-taxable items	25	68
Taxable foreign exchange movements	—	(2)
Losses bought forward and utilised	6	23
Decrease in the carrying value of deferred tax assets in respect of:
- UK losses	(5)	(56)
- Ireland losses	(35)	(20)
Banking surcharge	(173)	52
Tax on paid-in equity	32	38
UK tax rate change impact	206	75
Adjustments in respect of prior periods	8	(22)
Actual tax (charge)/credit	(435)	208